Basis of Presentation and General Information - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Percentage of charter revenue	24.00%	11.60%	47.00%
Glencore Grain B.V.
Revenue, Major Customer [Line Items]
Percentage of charter revenue	24.00%	0.00%	0.00%
Intermare Transport GmbH
Revenue, Major Customer [Line Items]
Percentage of charter revenue	0.00%	0.00%	13.40%
Cargill International S.A.
Revenue, Major Customer [Line Items]
Percentage of charter revenue	0.00%	11.60%	33.60%